Equity Incentive Plans - Company's Equity Incentive Plans (Details) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended				4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Feb. 20, 2014 $ / shares shares	Apr. 13, 2015 $ / shares shares	Mar. 20, 2015 shares	Mar. 21, 2014 shares	Mar. 21, 2013 $ / shares shares	May. 03, 2013 shares	May. 31, 2014 shares	Jul. 11, 2014 USD ($) $ / shares shares	Jun. 27, 2013 shares	Jul. 31, 2014 $ / shares shares	Sep. 11, 2013 shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($) shares
Equity Incentive Plans [Line Items]
Number of shares granted												676,150	586,009	279,333
Number of directors												9
Number of shares vested during the period												394,167	449,842	21,333
Shares cancelled													18,667
Share based compensation | $								$ 1,808				$ 2,684	$ 5,834	$ 1,488
Total fair value of shares vested during the period | $												$ 1,301	$ 5,773	$ 136
Number of options granted												521,250
Total unrecognised compensation cost relating to non-vested share option | $												$ 630
Total unrecognised compensation cost relating to restricted share awards | $												$ 680
Weighted average remaining term for non-vested share option awards												4 years 4 months 14 days
Weighted average remaining term for non-vested restricted share awards												4 months 11 days
Equity Incentive Plan 2013
Equity Incentive Plans [Line Items]
Shares reserved for issuance					240,000
Number of shares granted					239,333
Grant date fair value | $ / shares					$ 6.46
Stock issued during period, share based compensation											239,333
Number of shares vested during the period				239,333
Equity Incentive Plan 2014
Equity Incentive Plans [Line Items]
Shares reserved for issuance	430,000
Number of shares granted	394,167
Grant date fair value | $ / shares	$ 10.86
Stock issued during period, share based compensation							394,167
Number of shares vested during the period			394,167
Equity Incentive Plan 2015
Equity Incentive Plans [Line Items]
Shares reserved for issuance		1,400,000
Number of shares granted		676,150
Vesting date												Apr. 13, 2016
Grant date fair value | $ / shares		$ 3.55
Employee Stock Option
Equity Incentive Plans [Line Items]
Number of options granted		521,250
Option exercise price | $ / shares		$ 5.5
Fair value assumptions - Expected term		5 years
Fair value assumptions - Expected volatility rate		59.274%
Fair value assumptions - Risk free interest rate		1.30%
Former Chief Executive Officer
Equity Incentive Plans [Line Items]
Number of shares granted														18,667
Company's former director
Equity Incentive Plans [Line Items]
Number of shares granted					12,000
Stock issued during period, share based compensation									12,000
Directors
Equity Incentive Plans [Line Items]
Number of shares granted	8,000
Stock issued during period, share based compensation							8,000
Number of shares vested during the period	8,000
Two directors
Equity Incentive Plans [Line Items]
Number of shares granted								15,000
Number of directors								2
Grant date fair value | $ / shares								$ 12.03
Number of shares vested during the period								15,000
Renewal consultancy agreements | CEO
Equity Incentive Plans [Line Items]
Number of shares granted						28,000
Agreement to terminate the consultancy agreement | Former Chief Executive Officer
Equity Incentive Plans [Line Items]
Grant date fair value | $ / shares										$ 10.71
Stock issued during period, share based compensation										168,842
First installment | Renewal consultancy agreements | CEO
Equity Incentive Plans [Line Items]
Vesting date												May 03, 2014
Stock issued during period, share based compensation							9,333
Number of shares vested during the period													9,333
Second installment | Renewal consultancy agreements | CEO
Equity Incentive Plans [Line Items]
Vesting date												May 03, 2015
Shares cancelled										9,333
Third installment | Renewal consultancy agreements | CEO
Equity Incentive Plans [Line Items]
Vesting date												May 03, 2016
Shares cancelled										9,334